Earnings per share - Additional Information (Details)			3 Months Ended	6 Months Ended
	Jul. 01, 2022	Jun. 30, 2021	Jun. 30, 2023 shares	Jun. 30, 2023 shares
Non-Executive Director
Earnings per share [line items]
Number of other equity instruments exercised or vested in share-based payment arrangement	24,759	24,759		13,817
Key management personnel of entity or parent
Earnings per share [line items]
Dilutive effect of restricted share awards on number of ordinary shares (in shares)			36,000
Dilutive effect of share options on number of ordinary shares			68,264	66,644